GEOGRAPHIC INFORMATION (Schedule of Long-Lived Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting, Asset Reconciling Item [Line Items]
Long-lived assets	$ 19,623	$ 23,513
Israel [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Long-lived assets	18,472	21,821
Other [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Long-lived assets	$ 1,151	$ 1,692